Mineral Properties, Plant and Equipment - Additional Information (Detail) - USD ($) $ in Thousands		12 Months Ended
	Nov. 21, 2020	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment		$ 1,843,404	$ 497,944
Construction in progress [member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment		35,642	20,951
Mineral Properties [member]
Disclosure of detailed information about property, plant and equipment [line items]
Transferred To Mineral Properties	$ 1,600
Mineral properties, plant and equipment		1,236,695	328,762
Castle Mountain [member]
Disclosure of detailed information about property, plant and equipment [line items]
Capitalized Costs Of Construction In Progress Gross		45,200	$ 21,000
Castle Mountain [member] | Construction in progress [member]
Disclosure of detailed information about property, plant and equipment [line items]
PreProduction Income Earned		1,600
Transferred From Construction In Progress		66,200
Transferred From Construction In Progress to Property Plant Equipment	56,100
Transferred From Construction In Process To Inventory	$ 11,600
Santa Luz [member]
Disclosure of detailed information about property, plant and equipment [line items]
Capitalized Costs Of Construction In Progress Gross		3,500
Los Filos [member] | Mineral Properties [member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment		$ 63,400